Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	598	1,400
Accounts receivable, net (note 5 and 17(d))	100,469	214,129
Unbilled revenue (note 6)	56,183	86,859
Inventories (note 7)	5,751	11,855
Prepaid expenses and deposits (note 8)	2,498	6,315
Investment in and advances to unconsolidated joint venture (note 9)	0	1,574
Assets held for sale (note 10, 23(b) and 17(a))	157,464	1,841
Deferred tax assets (note 11)	33,694	2,991
Total current assets	356,657	326,964
Property, plant and equipment, net (note 12)	274,246	312,775
Other assets (note 13(a))	14,362	19,902
Goodwill (note 14)	0	32,901
Deferred tax assets (note 11)	14,673	57,451
Total Assets	659,938	749,993
Current liabilities
Accounts payable	73,727	171,130
Accrued liabilities (note 15)	32,482	36,795
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	7,085	7,514
Current portion of long term debt (note 16(a))	21,409	14,402
Current portion of derivative financial instruments (note 17(a))	4,261	3,220
Liabilities held for sale (note 23(b))	38,846	0
Deferred tax liabilities (note 11)	13,392	21,512
Total current liabilities	191,202	254,573
Long term debt (note 16(a))	290,655	300,066
Derivative financial instruments (note 17(a))	2,180	5,926
Other long term obligations (note 18(a))	6,746	8,860
Deferred tax liabilities (note 11)	41,211	52,788
Total liabilities	531,994	622,213
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – March 31, 2013 - 36,251,006 (March 31, 2012 - 36,251,006) (note 19(a))	304,908	304,908
Additional paid-in capital	10,307	8,711
Deficit	(187,283)	(185,820)
Accumulated other comprehensive income (loss)	12	(19)
Total shareholders' equity	127,944	127,780
Total liabilities and shareholders' equity	659,938	749,993
Commitments (note 20)
Contingencies (note 21)